Exhibit 99.1

BPR Trust 2021-WILL

Commercial Mortgage Pass-Through Certificates, Series 2021-WILL

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

12 May 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036

Re:	BPR Trust 2021-WILL (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-WILL (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Morgan Stanley Capital I Inc. (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 May 2021

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a two-year componentized floating-rate mortgage loan subject to three, one-year extension options (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured primarily by, among other things, a first-lien mortgage on the borrower’s fee simple interest in Willowbrook Mall, a super regional mall located in Houston, Texas (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property that is expected to be as of 14 May 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Attachment A Page 2 of 4

3. (continued)

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:

a.       First Payment Date and

b.       Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Mortgage Loan Spread,
b.	Mortgage Loan LIBOR Floor,
c.	Mortgage Loan LIBOR Rounding Methodology and
d.	Mortgage Loan LIBOR Cap Strike Rate,

as shown on the Final Data File, and a LIBOR assumption of 0.15000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate and
ii.	Mortgage Loan Interest Rate at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method,

as shown on the Final Data File, information in the planned amortization schedule Source Document and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly P&I Payment,
ii.	Mortgage Loan Annual P&I Debt Service and
iii.	Mortgage Loan Annual P&I Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly P&I Payment” of the Mortgage Loan as the sum of:

a.	1/12th of the product of:
i.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
b.	The average of the first twelve principal payments, as shown on the planned amortization schedule Source Document.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual P&I Debt Service” of the Mortgage Loan as twelve times the “Mortgage Loan Monthly P&I Payment,” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual P&I Debt Service at Cap” of the Mortgage Loan as the sum of:

a.	The product of:
i.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	The sum of the first twelve principal payments, as shown on the planned amortization schedule Source Document.

Attachment A Page 4 of 4

9.	Using the:
a.	Mortgage Loan Annual P&I Debt Service,
b.	Mortgage Loan Annual P&I Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Collateral SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan P&I NOI DSCR,
ii.	Underwritten Mortgage Loan P&I NCF DSCR,
iii.	Underwritten Mortgage Loan P&I NOI DSCR at Cap,
iv.	Underwritten Mortgage Loan P&I NCF DSCR at Cap,
v.	Underwritten Mortgage Loan NOI Debt Yield,
vi.	Underwritten Mortgage Loan NCF Debt Yield,
vii.	Cut-off Date Mortgage Loan LTV,
viii.	Maturity Date Mortgage Loan LTV and
ix.	Mortgage Loan Per SF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

10.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Note (see Note 1)	10 May 2021

Mortgage Loan Agreement (see Note 1)	12 May 2021

Guaranty Agreement (see Note 1)	10 May 2021

Cash Management Agreement (see Note 1)	10 May 2021

Deposit Account Control Agreement (see Note 1)	10 May 2021

Environmental Indemnity Agreement (see Note 1)	10 May 2021

Planned Amortization Schedule (see Note 1)	10 May 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	9 March 2021

Engineering Report	24 March 2021

Phase I Environmental Report	24 March 2021

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	31 March 2021

Tenant Leases	Various

Tenant Lease Amendments	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Tenant Lease Estoppels	Various

Lease Abstract Summary Schedules	Not Dated

Bloomberg Screenshots for Tenant Credit Ratings	Not Dated

Tenant Sales Reports	Not Dated

Capital Expenditure Reports	Not Dated

Subordination of Management Agreement	10 May 2021

Pro Forma Title Policy	Not Dated

Note:

1.	The indicated Source Document(s) that were provided to us by the Depositor are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com)
Zip Code	USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Most Recent Renovation	Appraisal Report
Collateral SF	Underwritten Rent Roll
Collateral Occupancy Rate	Underwritten Rent Roll
Total Property SF	Underwritten Rent Roll
Total Property Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report

Major Tenant Information:

Characteristic	Source Document(s)

Major Tenant 1	Underwritten Rent Roll
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Major Tenant 4	Underwritten Rent Roll
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report
Underwritten TI/LC Reserve	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Springing Condition	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Rollover Escrow – Initial	Mortgage Loan Agreement
Rollover Escrow – Ongoing	Mortgage Loan Agreement
Rollover Escrow – Springing Condition	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow 1 – Description	Mortgage Loan Agreement
Other Escrow 1 – Ongoing	Mortgage Loan Agreement
Other Escrow 1 – Springing Condition	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower	Mortgage Loan Agreement
Mortgage Loan Original Balance	Planned Amortization Schedule
Payment Date	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Grace Period (Late Fee)	Mortgage Loan Agreement
Grace Period (Default)	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Original Amortization Term	Planned Amortization Schedule
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start	Mortgage Loan Agreement
Interest Accrual End	Mortgage Loan Agreement
IO Term (mos)	Planned Amortization Schedule
Maturity Date	Mortgage Loan Agreement
Mortgage Loan Cut-off Date Balance	Planned Amortization Schedule
Mortgage Loan Balloon Balance (see Note 6)	Planned Amortization Schedule
Extension Options	Mortgage Loan Agreement
Extension Option Description	Mortgage Loan Agreement
Fully Extended Maturity Date	Mortgage Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Mortgage Loan LIBOR Rounding Methodology	Mortgage Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan LIBOR Floor	Mortgage Loan Agreement
Mortgage Loan LIBOR Cap Strike Rate	Mortgage Loan Agreement
Prepay Description (see Note 3)	Mortgage Loan Agreement
Open Period Begin Date (see Note 3)	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lockbox (see Note 4)	Mortgage Loan Agreement
Cash Management (see Note 5)	Mortgage Loan Agreement
Cash Management Springing Condition	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Carve-Out Guarantor(s)	Guaranty Agreement
Sponsor	Mortgage Loan Agreement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Title Type	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

4.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events described under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

6.	For the purpose of comparing the “Mortgage Loan Balloon Balance” characteristic, the Depositor instructed us to use the principal balance shown in the planned amortization schedule Source Document as of the “Maturity Date,” as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Unique ID
Loan / Property Name
Environmental Phase II Report Date
Seismic Report Date
PML %
Defeasance Lockout Expiration Date
Partial Defeasance
Partial Defeasance Description
Future Debt Description
Ground Lease Expiration Date
Ground Lessor
Origination Date
Loan Purpose
Mezzanine Loan Origination Date
Mezzanine Lender
Mezzanine Loan Original Balance
Mezzanine Loan Interest Accrual Method
Mezzanine Loan LIBOR Rounding Methodology
Mezzanine Loan Interest Rate Adjustment Frequency
Mezzanine Loan LIBOR Floor
Mezzanine Loan LIBOR Cap Strike Rate
Mezzanine Loan LIBOR Cap Expiration Date
Mezzanine Loan Spread
Mezzanine Loan LIBOR Cap Provider
Mezzanine Loan LIBOR Cap Provider Rating (F/M/S)
Mezzanine Loan LIBOR Assumption
Mezzanine Loan Interest Rate at Cap
Mezzanine Loan Interest Rate
Mezzanine Loan Balloon Balance
Mezzanine Loan Cut-off Date Balance
Mezzanine Loan Monthly P&I Payment
Mezzanine Loan Annual P&I Debt Service
Mezzanine Loan Annual P&I Debt Service at Cap
Subordinate Loan Original Balance
Subordinate Loan Cut-off Date Balance
Subordinate Loan Monthly P&I Payment
Subordinate Loan Annual P&I Debt Service
Subordinate Loan Annual P&I Debt Service At Cap
Subordinate Loan Balloon Balance
Subordinate Lender
Subordinate Loan Interest Accrual Method
Subordinate Loan Interest Rate
Subordinate Loan Interest Rate at Cap
Subordinate Loan Origination Date

Exhibit 3 to Attachment A

Characteristic

Subordinate Loan LIBOR Assumption
Subordinate Loan LIBOR Rounding Methodology
Subordinate Loan Interest Rate Adjustment Frequency
Subordinate Loan Spread
Subordinate Loan LIBOR Floor
Subordinate Loan LIBOR Cap Strike Rate
Subordinate Loan LIBOR Cap Expiration Date
Subordinate Loan LIBOR Cap Provider
Subordinate Loan LIBOR Cap Provider Rating (F/M/S)
Total Debt Original Balance
Total Debt Cut-off Date Balance
Total Debt Per SF
Total Debt Spread
Total Debt Interest Rate
Total Debt Interest Rate at Cap
Total Debt Monthly P&I Payment
Total Debt Annual P&I Debt Service
Total Debt Annual P&I Debt Service at Cap
Total Debt Balloon Balance
Underwritten Total Debt P&I NOI DSCR
Underwritten Total Debt P&I NCF DSCR
Underwritten Total Debt P&I NOI DSCR at Cap
Underwritten Total Debt P&I NCF DSCR at Cap
Cut-off Date Total Debt LTV
Maturity Date Total Debt LTV
Underwritten Total Debt NOI Debt Yield
Underwritten Total Debt NCF Debt Yield
Administrative Fee Rate
Real Estate Tax Escrow – Initial
Insurance Escrow – Initial
Immediate Repairs Escrow – Initial
Immediate Repairs Escrow – Ongoing
Other Escrow 1 – Initial
Other Escrow 2 – Description
Other Escrow 2 – Initial
Other Escrow 2 – Ongoing
Other Escrow 2 – Springing Condition
Mortgage Loan LIBOR Cap Expiration Date
Mortgage Loan LIBOR Cap Provider
Mortgage Loan LIBOR Cap Provider Rating (F/M/S)
Terrorism Insurance
Windstorm Insurance
Earthquake Insurance
Flood Insurance

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.